Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Other Comprehensive Income
Profit (loss) for the year	$ 433,935	$ 45,160	$ (16,184)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	165	(214)	214
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(181)	65	(35)
Income tax related to items that will not be reclassified subsequently	(27)	38	(25)
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(72)	556	(545)
Other comprehensive income for the year, net of tax	(115)	445	(391)
Total comprehensive income for the year	433,820	45,605	(16,575)
Total comprehensive income attributable to noncontrolling interests	2,958	1,933	2,558
Total comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 436,778	$ 47,538	$ (14,017)